Investments in Affiliated Companies (Summarized Combined Financial Information Provided by Equity Investees) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Jan. 29, 2020	Dec. 31, 2019	Dec. 19, 2019
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 389,195	¥ 355,320
Noncurrent assets	164,852	608,626
Current liabilities	194,219	188,905
Noncurrent liabilities and noncontrolling interests	60,469	584,714
Percentage of ownership in equity investees				50.00%	44.50%	56.30%
Net revenues	387,678	390,457	¥ 468,933
Operating income	58,431	53,920	56,729
Net income attributable to controlling interests	¥ 34,916	¥ 5,539	¥ 27,301
Minimum
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in equity investees	20.00%	20.00%	20.00%
Maximum
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in equity investees	50.00%	50.00%	50.00%